Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2020
Registrant Name	dei_EntityRegistrantName	Alpha Architect ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001592900
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 23, 2020
Document Effective Date	dei_DocumentEffectiveDate	Dec. 30, 2020
Prospectus Date	rr_ProspectusDate	Dec. 30, 2020
Merlyn.AI Best-of-Breed Core Momentum ETF | Merlyn.AI Best-of-Breed Core Momentum ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BOB
Merlyn.AI SectorSurfer Momentum ETF | Merlyn.AI SectorSurfer Momentum ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DUDE